Contributed surplus - Stock Options Narratives (Details) - shares	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding (in shares)	2,219,500	1,704,500	764,667
Employee Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period (in years)	3 years
Maximum percentage of shares reserved for future issuance (in %)	10.00%
Shares reserved for future issuance (in shares)	3,396,760	4,277,401
Outstanding (in shares)	2,219,500	1,704,500
Option expiration period (in years)	10 years
RSU and PSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum percentage of shares reserved for future issuance (in %)	5.00%